Long-term Investments (Tables)	12 Months Ended
Aug. 31, 2018
Long-term Investments
Schedule of long-term investments

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Cost method investments	65,722	193,179	28,284
Equity method investments	147,355	110,441	16,170
Available-for-sale investments	53,974	180,483	26,425
	267,051	484,103	70,879